MATERIAL RELATED PARTY TRANSACTIONS - Summary of Balances With Related Parties (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
MATERIAL RELATED PARTY TRANSACTIONS
Amounts due from related parties	¥ 4,274	¥ 574
Less: loss allowance	(95)	(16)
Prepayments to and amounts due from related parties	18,217	9,010
Amounts due to related parties	7,910	1,949
Alliance affiliates
MATERIAL RELATED PARTY TRANSACTIONS
Amounts due from related parties	4,369	590
Yuji Affiliates
MATERIAL RELATED PARTY TRANSACTIONS
Prepayments to and amounts due from related parties	13,943	8,436
Amounts due to related parties	¥ 7,910	¥ 1,949